Results of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net interest income	$ 1,372,619	$ 1,431,992	$ 1,294,865
Provision for loan losses	408,941	575,720	1,011,880
Non interest Income	466,342	560,277	1,288,193
Amortization of intangibles	10,072	9,654	9,173
Depreciation expense	46,736	46,446	58,861
Loss on early extinguishment of debt	25,196	8,693	38,787
Other operating expenses	1,129,144	1,085,504	1,218,726
Income tax expense	(26,403)	114,927	108,230
Net Income	245,275	151,325	137,401
Assets	36,507,535	37,348,432	38,814,998
Banco Popular De Puerto Rico [Member]
Segment Reporting Information [Line Items]
Net interest income	1,198,541	1,240,700	1,095,932
Provision for loan losses	356,496	487,238	609,630
Non interest Income	402,086	488,459	448,301
Amortization of intangibles	7,351	6,933	5,449
Depreciation expense	37,321	37,180	38,364
Loss on early extinguishment of debt	25,196	693	1,171
Other operating expenses	903,677	845,821	815,947
Income tax expense	(20,245)	119,819	27,120
Net Income	290,831	231,475	46,552
Assets	27,600,235	28,423,064	29,429,358
Banco Popular De Puerto Rico [Member] | Commercial Banking [Member]
Segment Reporting Information [Line Items]
Net interest income	423,798	501,946	443,242
Provision for loan losses	149,597	356,905	464,214
Non interest Income	20,095	173,764	133,674
Amortization of intangibles	13	103	558
Depreciation expense	16,840	16,928	16,760
Loss on early extinguishment of debt	8,037	693	1,171
Other operating expenses	279,358	257,830	272,755
Income tax expense	(33,068)	38,332	(68,791)
Net Income	23,116	4,919	(109,751)
Assets	12,770,793	13,643,862	15,625,030
Banco Popular De Puerto Rico [Member] | Consumer And Retail Banking [Member]
Segment Reporting Information [Line Items]
Net interest income	762,857	727,050	643,076
Provision for loan losses	206,899	130,333	145,416
Non interest Income	269,190	209,100	211,242
Amortization of intangibles	6,833	6,175	4,313
Depreciation expense	19,522	19,297	20,464
Loss on early extinguishment of debt	17,159	0	0
Other operating expenses	555,797	523,423	477,859
Income tax expense	(1,460)	67,678	79,206
Net Income	227,297	189,244	127,060
Assets	19,668,009	20,035,526	21,483,403
Banco Popular De Puerto Rico [Member] | Other Services [Member]
Segment Reporting Information [Line Items]
Net interest income	11,882	11,600	9,392
Provision for loan losses	0	0	0
Non interest Income	112,949	105,632	103,552
Amortization of intangibles	505	655	578
Depreciation expense	959	955	1,140
Loss on early extinguishment of debt	0	0	0
Other operating expenses	68,670	64,759	65,619
Income tax expense	14,281	13,707	16,575
Net Income	40,416	37,156	29,032
Assets	632,676	1,225,247	462,771
Banco Popular De Puerto Rico [Member] | Consolidation Eliminations Member
Segment Reporting Information [Line Items]
Net interest income	4	104	222
Provision for loan losses	0	0	0
Non interest Income	(148)	(37)	(167)
Amortization of intangibles	0	0	0
Depreciation expense	0	0	0
Loss on early extinguishment of debt	0	0	0
Other operating expenses	(148)	(191)	(286)
Income tax expense	2	102	130
Net Income	2	156	211
Assets	(5,471,243)	(6,481,571)	(8,141,846)
Banco Popular North America [Member]
Segment Reporting Information [Line Items]
Net interest income	281,686	295,602	309,985
Provision for loan losses	52,041	88,482	402,250
Non interest Income	56,864	74,896	54,570
Amortization of intangibles	2,721	2,721	3,181
Depreciation expense	8,157	7,665	9,109
Loss on early extinguishment of debt	0	0	21,866
Other operating expenses	225,893	237,967	264,110
Income tax expense	3,745	3,745	4,318
Net Income	45,993	29,918	(340,279)
Assets	8,651,790	8,581,209	8,973,984
Banco Popular North America [Member] | Consolidation Eliminations Member
Segment Reporting Information [Line Items]
Net interest income	0	0	(56)
Provision for loan losses	0	0	0
Non interest Income	0	0	0
Amortization of intangibles	0	0	0
Depreciation expense	0	0	0
Loss on early extinguishment of debt		0	0
Other operating expenses	0	0	0
Income tax expense	0	0	0
Net Income	0	0	(56)
Assets	(1,094,351)	(1,126,734)	(1,149,049)
Banco Popular North America [Member] | Popular Community Bank [Member]
Segment Reporting Information [Line Items]
Net interest income	278,228	294,224	305,893
Provision for loan losses	36,841	61,753	400,077
Non interest Income	53,749	69,269	73,032
Amortization of intangibles	2,721	2,721	3,181
Depreciation expense	8,157	7,665	8,539
Loss on early extinguishment of debt		0	21,866
Other operating expenses	223,069	229,998	256,855
Income tax expense	3,745	3,745	1,589
Net Income	57,444	57,611	(313,182)
Assets	9,378,779	9,289,507	9,632,188
Banco Popular North America [Member] | E Loan Inc [Member]
Segment Reporting Information [Line Items]
Net interest income	3,458	1,378	4,148
Provision for loan losses	15,200	26,729	2,173
Non interest Income	3,115	5,627	(18,462)
Amortization of intangibles	0	0	0
Depreciation expense	0	0	570
Loss on early extinguishment of debt		0	0
Other operating expenses	2,824	7,969	7,255
Income tax expense	0	0	2,729
Net Income	(11,451)	(27,693)	(27,041)
Assets	367,362	418,436	490,845
Business Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Net interest income	0	0	0
Provision for loan losses	0	0	0
Non interest Income	0	0	0
Amortization of intangibles	0	0	0
Depreciation expense	0	0	0
Loss on early extinguishment of debt	0	0	0
Other operating expenses	0	0	0
Income tax expense	0	0	0
Net Income	0	0	0
Assets	(31,792)	(26,447)	(28,662)
Reportable Segments Member
Segment Reporting Information [Line Items]
Net interest income	1,480,227	1,536,302	1,405,917
Provision for loan losses	408,537	575,720	1,011,880
Non interest Income	458,950	563,355	502,871
Amortization of intangibles	10,072	9,654	8,630
Depreciation expense	45,478	44,845	47,473
Loss on early extinguishment of debt	25,196	693	23,037
Other operating expenses	1,129,570	1,083,788	1,080,057
Income tax expense	(16,500)	123,564	31,438
Net Income	336,824	261,393	(293,727)
Assets	36,220,233	36,977,826	38,374,680
Corporate [Member]
Segment Reporting Information [Line Items]
Net interest income	(108,222)	(105,267)	(111,747)
Provision for loan losses	404	0	0
Non interest Income	77,912	66,473	912,555
Amortization of intangibles	0	0	543
Depreciation expense	1,258	1,601	11,388
Loss on early extinguishment of debt	0	8,000	15,750
Other operating expenses	69,863	71,586	263,270
Income tax expense	(9,945)	(9,145)	76,995
Net Income	(91,890)	(110,836)	432,862
Assets	5,308,327	5,348,638	5,583,501
Consolidation Eliminations Member
Segment Reporting Information [Line Items]
Net interest income	614	957	695
Provision for loan losses	0	0	0
Non interest Income	(70,520)	(69,551)	(127,233)
Amortization of intangibles	0	0	0
Depreciation expense	0	0	0
Loss on early extinguishment of debt	0	0	0
Other operating expenses	(70,289)	(69,870)	(124,601)
Income tax expense	42	508	(203)
Net Income	341	768	(1,734)
Assets	$ (5,021,025)	$ (4,978,032)	$ (5,143,183)